Changes in retained earnings (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Changes in retained earnings [Abstract]
Beginning balance	₩ 53,370,558	₩ 53,173,871
Effect of change in accounting policy	71,928	0
Net profit for the period attributed to owner of the Company	(1,314,567)	1,298,720	₩ 7,048,581
Changes in equity method retained earnings
Beginning balance	5,122	(4,943)
Ending balance	3,969	5,122	(4,943)
Changes	(1,153)	10,065
Remeasurements of defined benefit liability, net of tax	(100,495)	158,991
Dividend paid	(507,152)	(1,271,089)	(1,990,089)
Ending balance	₩ 51,519,119	₩ 53,370,558	₩ 53,173,871